Related parties - Key managerial person expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related parties.
Shortterm employee benefits	$ 22,712	$ 18,354	$ 19,980
Postemployment benefits	674	154	1,723
Termination benefits	1,250
Total key management personnel compensation excluding share-based payments	24,636	18,508	21,703
Share-based payments	10,012	6,696	5,380
Total	$ 34,648	$ 25,204	$ 27,083